Obligations Under Capital Leases (Schedule of Capital Lease Commitments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Present value of the minimum lease payments
Within 1 year			¥ 302
After 1 year but within 2 years			0
After 2 years but within 3 years
After 3 years
Present value of minimum lease payments			302
Less: balance due within one year classified as current liabilities
Total minimum lease payments
Within 1 year			304
After 1 year but within 2 years			0
After 2 years but within 3 years
After 3 years
Total future minimum lease payments		0	304
Interest
Within 1 year			2
After 1 year but within 2 years			0
After 2 years but within 3 years
After 3 years
Total interest			¥ 2